Related party transactions - Balances and Transactions With Fellow Lloyds Banking Group Undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets, included within:
Financial assets at fair value through profit or loss	£ 1,577	£ 1,371
Derivative financial instruments	3,463	3,857
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	969	816
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,965	2,539
Derivative financial instruments	5,605	5,891
Debt securities in issue	61,372	54,215
Subordinated liabilities	6,015	6,593
Related parties | Balances and transactions between members of the Lloyds Bank Group
Assets, included within:
Financial assets at fair value through profit or loss	1	0
Derivative financial instruments	1,382	1,120
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	969	816
Financial assets	2,352	1,936
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	1,965	2,539
Derivative financial instruments	1,123	1,084
Debt securities in issue	17,663	17,648
Subordinated liabilities	6,183	6,490
Financial liabilities	£ 26,934	£ 27,761